ShareBased Compensation (Details) - Restricted Stock Units - $ / shares	3 Months Ended
	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Options Outstanding, Beginning	596,718	732,668	800,000	0	0	0
RSUs granted	4,351,000	0	0	621,332	0	0
RSUs vested	0	101,100	29,332	533,332	0	0
RSUs vested	0	(101,100)	(29,332)	(533,332)	0	0
RSUs forfeited	(41,100)	(34,850)	(38,000)	0	0	0
Options outstanding, Ending	4,906,618	596,718	732,668	88,000	0	0
Weighted-Average Grant Date Fair Value Per RSU, beginning balance	$ 2.30	$ 2.12	$ 2.42	$ 0	$ 0	$ 0
Weighted-Average Grant Date Fair Value Per RSUs granted	0.69	0	0	11.10	0	0
Weighted-Average Grant Date Fair Value Per RSUs vested	0	1.34	11.10	11.10	0	0
Weighted-Average Grant Date Fair Value Per RSUs forfeited	0.78	1.27	1.43	0	0	0
Weighted-Average Grant Date Fair Value Per RSU, ending balance	$ 0.89	$ 2.30	$ 2.12	$ 11.10	$ 0	$ 0